Note 17 - Financial Instruments (Tables)	12 Months Ended
Nov. 30, 2014
Disclosure Text Block Supplement [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
			November 30, 2013
	Fair Value	Level 1	Level 2	Level 3
	$	$	$	$
(a) Convertible debt[1]	728,950	-	-	728,950
(b) Warrant liabilities[2]	5,438,022	-	-	5,438,022
	6,166,972	-	-	6,166,972

Fair Value Inputs, Assets, Quantitative Information [Table Text Block]
Quantitative information about Level 3 Fair Value Measurements
	Fair value at November 30, 2013	Valuation Techniques	Unobservable Input	Range
	$
Conversion option	728,950	Black-Scholes	Discount rate		0.12%
			Volatility		64.6%

Warrant liabilities	5,438,022	Black-Scholes	Discount rate	0.12%	-	0.64%
			comparable annualized volatility(i)	54%	-	87%

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
		November 30, 2014
	Conversion Option	Warrant liability	Total
	$	$	$
Opening balance	728,950	5,438,022	6,166,972

Transfer out from level 3(a)	(728,950)	(5,438,022)	(6,166,972)
Closing balance	-	-	-
		November 30, 2013
	Conversion Option	Warrant liability	Total
	$	$	$
Opening balance	-	1,960,893	1,960,893
Total gains or losses:
- in net loss(b)	533,149	3,356,534	3,889,683
- translation adjustment	(24,299)	(449,224)	(473,523)
Additions	220,100	735,908	956,008
Exercise	-	(166,089)	(166,089)
Closing balance	728,950	5,438,022	6,166,972

Fair Value Measurements, Nonrecurring [Table Text Block]
	November 30, 2014		November 30, 2013
	Carrying amount	Fair value	Carrying amount	Fair value
	$	$	$	$
Financial Liabilities
Due to related parties(iii)	-	-	759,564	515,130
Convertible debt(iii)	1,377,302	1,379,808	1,376,456	1,290,683

Past Due Financing Receivables [Table Text Block]
	November 30, 2014	November 30, 2013
	$	$

Total accounts receivable	1,011,133	1,475,745
Less allowance for doubtful accounts	-	-
Total accounts receivable, net	1,011,133	1,475,745

Not past due	982,313	1,473,097
Past due for more than 31 days but no more than 60 days	5,950	2,648
Past due for more than 91 days but no more than 120 days	22,870	-
Total accounts receivable, net	1,011,133	1,475,745

Schedule of Foreign Exchange Contracts, Statement of Financial Position [Table Text Block]
	November 30, 2014		November 30, 2013
	Canadian	U.S	Canadian	U.S
FX rates used to translate to U.S.	1.1440		1.0620
	$	$	$	$

Assets
Cash	510,459	446,205	461,002	434,089
	510,459	446,205	461,002	434,089
Liabilities
Accounts payable	379,014	331,306	484,299	456,025
Employee cost payable	207,297	181,204	182,970	172,288
Capital lease	25,538	22,323	45,947	43,265
Due to related party	-	-	806,657	759,564
	611,849	534,833	1,519,873	1,431,142
Net exposure	(101,390)	(88,628)	(1,058,871)	(997,053)

Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
					November 30, 2014
	Less than 3 months	3 to 6 months	6 to 9 months	9 months 1 year	Greater than 1 year	Total
	$	$	$	$	$	$
Third parties
Accounts payable	668,069	-	-	-	-	668,069
Accrued liabilities	675,487	-	-	-	-	675,487
Capital lease (note 9)	5,148	5,288	5,431	5,581	42,160	63,608
Related parties
Employee costs payable (Note 8)	181,204	-	-	-	-	181,204
Convertible debenture (Note 7)	44,353	44,353	1,515,277	-	-	1,603,983
	1,574,261	49,641	1,520,708	5,581	42,160	3,192,351